PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of July 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 100.1%
Common Stocks 99.6%
Aerospace & Defense 0.3%
Textron, Inc.(a)	17,700	$618,438
Airlines 3.5%
Alaska Air Group, Inc.	14,300	492,492
Copa Holdings SA (Panama) (Class A Stock)	26,800	1,110,592
Delta Air Lines, Inc.	72,100	1,800,337
JetBlue Airways Corp.*	140,745	1,455,303
Southwest Airlines Co.	18,900	583,821
United Airlines Holdings, Inc.*(a)	52,900	1,660,002
		7,102,547
Auto Components 1.8%
BorgWarner, Inc.(a)	50,200	1,837,320
Lear Corp.(a)	16,200	1,788,156
		3,625,476
Automobiles 1.2%
Ford Motor Co.	372,400	2,461,564
Banks 8.4%
Associated Banc-Corp.	5,600	71,904
Bank OZK	5,900	141,895
BOK Financial Corp.	3,500	194,950
Citizens Financial Group, Inc.	80,600	1,999,686
Comerica, Inc.	42,700	1,644,804
Fifth Third Bancorp	108,333	2,151,493
First Hawaiian, Inc.	2,400	41,712
First Horizon National Corp.	17,500	162,225
FNB Corp.	24,200	179,322
Huntington Bancshares, Inc.	164,400	1,523,988
KeyCorp	168,200	2,020,082
M&T Bank Corp.	18,000	1,907,100
PacWest Bancorp	4,500	82,238
People’s United Financial, Inc.(a)	128,200	1,383,278
Pinnacle Financial Partners, Inc.	2,800	110,936
Popular, Inc. (Puerto Rico)	5,600	207,816
Regions Financial Corp.(a)	181,900	1,975,434
Sterling Bancorp	8,200	92,250
Synovus Financial Corp.	4,300	86,645
TCF Financial Corp.	6,500	178,685

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Wintrust Financial Corp.	2,400	$102,720
Zions Bancorp NA(a)	29,800	967,606
		17,226,769
Beverages 0.9%
Molson Coors Beverage Co. (Class B Stock)(a)	47,200	1,770,944
Building Products 0.5%
Johnson Controls International PLC	4,700	180,856
Owens Corning	13,000	786,110
		966,966
Capital Markets 2.3%
Ameriprise Financial, Inc.	1,800	276,534
Franklin Resources, Inc.	20,700	435,735
Invesco Ltd.	156,400	1,570,256
State Street Corp.	38,700	2,468,673
		4,751,198
Chemicals 4.2%
CF Industries Holdings, Inc.	1,000	31,330
Corteva, Inc.	84,900	2,424,744
Eastman Chemical Co.(a)	26,200	1,955,306
LyondellBasell Industries NV (Class A Stock)	10,400	650,208
Mosaic Co. (The)	115,800	1,559,826
Olin Corp.	27,200	305,728
Westlake Chemical Corp.(a)	29,200	1,591,400
		8,518,542
Commercial Services & Supplies 0.7%
ADT, Inc.(a)	157,577	1,356,738
Consumer Finance 2.6%
Ally Financial, Inc.	90,359	1,816,216
Discover Financial Services	6,800	336,124
Santander Consumer USA Holdings, Inc.(a)	66,981	1,229,771
Synchrony Financial	91,400	2,022,682
		5,404,793

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Containers & Packaging 2.2%
International Paper Co.	59,900	$2,083,921
Packaging Corp. of America(a)	7,800	749,736
Westrock Co.	64,400	1,729,784
		4,563,441
Distributors 0.1%
LKQ Corp.*	9,100	256,529
Diversified Consumer Services 0.3%
Graham Holdings Co. (Class B Stock)	1,700	677,229
Diversified Financial Services 2.2%
Equitable Holdings, Inc.	92,800	1,898,688
Jefferies Financial Group, Inc.(a)	50,300	814,860
Voya Financial, Inc.(a)	36,302	1,793,319
		4,506,867
Diversified Telecommunication Services 1.0%
CenturyLink, Inc.(a)	202,900	1,957,985
Electric Utilities 3.9%
Avangrid, Inc.	32,700	1,628,133
Edison International	17,400	968,658
Entergy Corp.	2,000	210,260
Eversource Energy	12,600	1,134,882
PPL Corp.	89,900	2,393,138
Xcel Energy, Inc.	23,200	1,601,728
		7,936,799
Electronic Equipment, Instruments & Components 2.1%
Arrow Electronics, Inc.*	22,400	1,604,288
Avnet, Inc.	61,700	1,648,624
Corning, Inc.(a)	30,900	957,900
		4,210,812
Energy Equipment & Services 1.1%
Baker Hughes Co.(a)	77,400	1,198,926
Halliburton Co.(a)	75,200	1,077,616
Helmerich & Payne, Inc.	3,000	53,490
		2,330,032

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) 9.1%
Apple Hospitality REIT, Inc.	149,700	$1,320,354
AvalonBay Communities, Inc.	2,900	444,048
Colony Capital, Inc.	126,300	242,496
EPR Properties	43,700	1,251,131
Equity Residential	8,200	439,766
Essex Property Trust, Inc.	1,200	264,888
Host Hotels & Resorts, Inc.	169,800	1,830,444
Kimco Realty Corp.	11,261	125,560
Medical Properties Trust, Inc.	47,869	963,603
Paramount Group, Inc.	58,700	418,531
Park Hotels & Resorts, Inc.	148,300	1,226,441
Realty Income Corp.	3,500	210,175
Regency Centers Corp.	7,900	324,137
Service Properties Trust(a)	36,700	245,890
SL Green Realty Corp.	31,500	1,464,750
Ventas, Inc.(a)	48,400	1,856,624
VEREIT, Inc.	282,307	1,837,819
VICI Properties, Inc.	86,600	1,880,086
Vornado Realty Trust(a)	15,700	541,964
Welltower, Inc.	31,800	1,703,208
WP Carey, Inc.	1,400	99,918
		18,691,833
Food & Staples Retailing 1.3%
Kroger Co. (The)(a)	76,300	2,654,477
Food Products 1.9%
Archer-Daniels-Midland Co.(a)	17,300	740,959
Conagra Brands, Inc.	24,100	902,545
J.M. Smucker Co. (The)	12,900	1,410,615
Tyson Foods, Inc. (Class A Stock)	12,800	786,560
		3,840,679
Health Care Equipment & Supplies 0.5%
Zimmer Biomet Holdings, Inc.	7,800	1,051,908
Health Care Providers & Services 0.7%
Acadia Healthcare Co., Inc.*(a)	24,500	730,345
Laboratory Corp. of America Holdings*	2,300	443,716
Universal Health Services, Inc. (Class B Stock)	3,000	329,700
		1,503,761

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure 2.2%
Carnival Corp.(a)	60,900	$845,292
MGM Resorts International(a)	108,800	1,750,592
Norwegian Cruise Line Holdings Ltd.*(a)	55,900	762,476
Royal Caribbean Cruises Ltd.	22,600	1,100,846
		4,459,206
Household Durables 5.7%
D.R. Horton, Inc.	18,100	1,197,496
Lennar Corp. (Class A Stock)(a)	32,363	2,341,463
Mohawk Industries, Inc.*	18,639	1,488,324
Newell Brands, Inc.(a)	103,351	1,694,956
PulteGroup, Inc.	37,847	1,650,129
Toll Brothers, Inc.	33,933	1,296,241
Whirlpool Corp.(a)	11,900	1,941,128
		11,609,737
Independent Power & Renewable Electricity Producers 0.7%
Vistra Corp.	74,900	1,397,634
Insurance 6.7%
American Financial Group, Inc.	7,800	474,006
Arch Capital Group Ltd.*	42,000	1,291,500
Athene Holding Ltd. (Class A Stock)*	13,400	432,150
CNA Financial Corp.	21,800	725,940
Everest Re Group Ltd.	6,100	1,334,619
Globe Life, Inc.	500	39,800
Hartford Financial Services Group, Inc. (The)	51,500	2,179,480
Lincoln National Corp.	29,300	1,092,011
Loews Corp.	52,000	1,893,320
Principal Financial Group, Inc.(a)	47,200	2,002,696
Reinsurance Group of America, Inc.	20,000	1,705,000
Unum Group	36,000	620,280
		13,790,802
Internet & Direct Marketing Retail 0.5%
Qurate Retail, Inc. (Class A Stock)*	85,300	930,623
IT Services 0.8%
DXC Technology Co.	97,600	1,748,016

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery 2.9%
Cummins, Inc.	4,100	$792,366
Gates Industrial Corp. PLC*	23,803	250,884
PACCAR, Inc.	32,000	2,722,560
Stanley Black & Decker, Inc.	8,000	1,226,560
Westinghouse Air Brake Technologies Corp.	16,000	995,040
		5,987,410
Marine 0.3%
Kirby Corp.*	13,400	619,616
Media 5.9%
Discovery, Inc. (Class A Stock)*(a)	43,100	909,410
Discovery, Inc. (Class C Stock)*	54,300	1,028,985
DISH Network Corp. (Class A Stock)*(a)	56,700	1,820,637
Fox Corp. (Class A Stock)(a)	44,000	1,133,880
Fox Corp. (Class B Stock)	35,900	925,143
Interpublic Group of Cos., Inc. (The)	36,300	655,215
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	25,200	876,708
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	28,600	1,000,714
News Corp. (Class A Stock)	132,600	1,686,672
ViacomCBS, Inc. (Class B Stock)(a)	82,200	2,142,954
		12,180,318
Metals & Mining 2.7%
Nucor Corp.	48,600	2,038,770
Reliance Steel & Aluminum Co.	17,690	1,738,219
Steel Dynamics, Inc.	63,000	1,726,830
		5,503,819
Mortgage Real Estate Investment Trusts (REITs) 2.5%
AGNC Investment Corp.	135,700	1,845,520
Annaly Capital Management, Inc.	262,424	1,944,562
New Residential Investment Corp.	174,300	1,382,199
		5,172,281
Multiline Retail 0.7%
Kohl’s Corp.(a)	75,100	1,429,904
Multi-Utilities 1.3%
Ameren Corp.	1,400	112,336
CenterPoint Energy, Inc.	30,400	577,904

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities (cont’d.)
Consolidated Edison, Inc.	12,833	$985,959
DTE Energy Co.	500	57,815
Public Service Enterprise Group, Inc.	11,000	615,340
WEC Energy Group, Inc.	4,100	390,566
		2,739,920
Oil, Gas & Consumable Fuels 5.0%
Cimarex Energy Co.	22,400	547,904
Concho Resources, Inc.	20,300	1,066,562
Continental Resources, Inc.(a)	47,100	814,359
Devon Energy Corp.	28,400	297,916
Diamondback Energy, Inc.	23,600	940,696
HollyFrontier Corp.	32,900	904,750
Marathon Oil Corp.	157,300	863,577
Marathon Petroleum Corp.	47,000	1,795,400
Murphy Oil Corp.	4,500	59,445
Occidental Petroleum Corp.(a)	55,000	865,700
Parsley Energy, Inc. (Class A Stock)(a)	64,300	706,014
Pioneer Natural Resources Co.	13,600	1,318,112
		10,180,435
Personal Products 0.1%
Coty, Inc. (Class A Stock)	81,900	303,849
Pharmaceuticals 0.9%
Mylan NV*	116,289	1,873,416
Real Estate Management & Development 0.8%
CBRE Group, Inc. (Class A Stock)*	3,500	153,335
Jones Lang LaSalle, Inc.	15,700	1,552,887
		1,706,222
Road & Rail 1.0%
Knight-Swift Transportation Holdings, Inc.(a)	39,900	1,735,251
Ryder System, Inc.(a)	10,841	397,106
		2,132,357

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals 1.8%
Hewlett Packard Enterprise Co.	213,500	$2,107,245
Xerox Holdings Corp.	100,700	1,676,655
		3,783,900
Textiles, Apparel & Luxury Goods 1.4%
Capri Holdings Ltd.*(a)	90,700	1,358,686
PVH Corp.(a)	32,700	1,591,182
		2,949,868
Thrifts & Mortgage Finance 0.1%
MGIC Investment Corp.	14,100	116,607
Trading Companies & Distributors 1.6%
Air Lease Corp.	56,200	1,473,564
United Rentals, Inc.*(a)	11,600	1,802,292
		3,275,856
Wireless Telecommunication Services 1.2%
Telephone & Data Systems, Inc.	82,000	1,592,440
United States Cellular Corp.*	28,000	830,760
		2,423,200

Total Common Stocks (cost $239,405,648)		204,301,323
Exchange-Traded Fund 0.5%
iShares Russell Mid-Cap Value ETF (cost $1,076,138)	13,400	1,072,804
Warrants* 0.0%
Oil, Gas & Consumable Fuels
Occidental Petroleum Corp. expiring 08/03/27 (cost $—)	4,487	25,127

Total Long-Term Investments (cost $240,481,786)		205,399,254

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value

Short-Term Investment 28.8%
Affiliated Mutual Fund
PGIM Institutional Money Market Fund (cost $58,965,678; includes $58,942,629 of cash collateral for securities on loan)(b)(w)	59,008,301	$59,002,401

TOTAL INVESTMENTS 128.9% (cost $299,447,464)		264,401,655
Liabilities in excess of other assets (28.9)%		(59,355,794)

Net Assets 100.0%		$205,045,861

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $57,242,958; cash collateral of $58,942,629 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).